Restructuring Costs, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs, Net [Abstract]
Components of restructuring gains (costs), net

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Severance	$(2.4)	$(1.1)	$—	$—
Impairment of property, plant and equipment	(2.2)	—	—	—
Curtailment and settlement losses	(1.3)	(0.2)	—	(0.6)
Distribution footprint optimization	(0.4)	—	—	—
Gains on sale of land and buildings	0.4	—	—	0.3
Disposition of joint venture interest	—	—	—	(1.1)
Cost to maintain land and buildings held for sale	—	—	—	(0.3)

	$(5.9)	$(1.3)	$—	$(1.7)

Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at January 26, 2011	$—	$—	$—	$—	$—
Charges	1.1	—	0.2	—	1.3
Usage	(0.1)	—	(0.2)	—	(0.3)

Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0

Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2